Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2018
Cost Method Investment/ Loans from a Related Party, a Cost Method Investee [Abstract]
Schedule of cost method investment
	December 31,	December 31,
	2018	2017

Cost method investment	-	-